Financial Instruments (Foreign Exchange Forward Contracts) (Details) - Foreign Exchange Forward [Member] $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Foreign Currency Derivatives [Abstract]
Notional amount				$ 397	$ 1,088
Gain (loss) on derivative instruments, net, pretax	$ (3,000,000)	$ (75,000,000)	$ 157,000,000
Other Current Assets [Member]
Foreign Currency Derivatives [Abstract]
Fair value of outstanding foreign exchange forward contracts	0	0
Accounts Payable and Other [Member]
Foreign Currency Derivatives [Abstract]
Fair value of outstanding foreign exchange forward contracts	$ 18,000,000	$ 24,000,000